Supplement dated February 24, 2003*
                      to the Prospectuses dated May 1, 2002
    of American Express Retirement Advisor Variable Annuity(R) S-6467 F (5/02) American Express Retirement Advisor Variable Annuity(R)- Band 3 S-6477 F (5/02)


The following revisions have been made to the "Enhanced Earnings Death Benefit (EEB") section of the prospectus:

The EEB is now available for qualified and nonqualified annuity contracts and the reference regarding EEB being available only under a nonqualified annuity contract has been deleted.

The following language has been added to the "Enhanced Earnings Death Benefit
(EEB) - Earnings at Death" section of the prospectus:

Earnings at death for the EEB: If the rider effective date for the EEB is the contract issue date, earnings at death is an amount equal to:

o the standard death benefit or the MAV death benefit, if applicable (the "death benefit amount")

o    minus purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

o    minus the greater of:

     o the contract value as of the rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since the rider effective date; or

     o an amount equal to the death benefit amount as of the rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since the rider effective date

o plus any purchase payments made on or after the rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

o  the greater of:

     o the contract value as of the rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since the rider effective date; or

     o an amount equal to the death benefit amount as of the rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since the rider effective date

o plus any purchase payments made on or after the rider effective date not previously surrendered that are one or more years old.

S-6477-2 A (2/03)

* Valid until April 30, 2003.